Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of changes in property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2021	Equipment	fixtures	Library	Total
Opening net book amount	67,760	—	—	67,760
Additions	31,549	—	—	31,549
Depreciation charge	(27,198)	—	—	(27,198)
Closing net book amount	72,111	—	—	72,111

		Furniture &	Chemical
As of December 31, 2021	Equipment	fixtures	Library	Total
Cost	1,713,828	7,564	1,207,165	2,928,557
Accumulated depreciation	(1,641,717)	(7,564)	(1,207,165)	(2,856,446)
Net book value	72,111	—	—	72,111

		Furniture &	Chemical
Year ended December 31, 2022	Equipment	fixtures	Library	Total
Opening net book amount	72,111	—	—	72,111
Additions	581	—	—	581
Depreciation charge	(31,571)	—	—	(31,571)
Closing net book amount	41,121	—	—	41,121

		Furniture &	Chemical
As of December 31, 2022	Equipment	fixtures	Library	Total
Cost	1,714,409	7,564	1,207,165	2,929,138
Accumulated depreciation	(1,673,288)	(7,564)	(1,207,165)	(2,888,017)
Net book value	41,121	—	—	41,121